UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2010

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):           [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Occidental Petroleum Corporation
Address:       10889 Wilshire Boulevard
               Los Angeles, California 90024

Form 13F File Number:  28-10313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy Pineci
          Vice President, Controller and Principal Accounting Officer Occidental Petroleum Corporation
Phone:    (310) 208-8800

Signature, Place, and Date of Signing:

     /s/ ROY PINECI                 Los Angeles, California       May 12, 2010
     ---------------------------    -----------------------    -----------------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    4
Form 13F Information Table Entry Total:              31
Form 13F Information Table Value Total:         $97,815
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       13F File Number     Name

      1           28-12381         Phibro LLC
      2           28-              Phibro Trading LLC
      3           28-              Oxy Energy Services Inc.
      4           28-              Occidental Petroleum Investment Co.
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                                                      FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ----------------  --------------  --------  --------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE    SHRS OR SH/ PUT/    INVESTMENT      OTHER   --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL    DISCRETION     MANAGER   SOLE  SHARED  NONE
----------------------------  --------------  ---------  --------  ------- --- ----  --------------  --------  ------ ------ ------
CME GROUP INC                 COM             12572Q105      2529     8000 SH        SHARED-DEFINED  1,2,3,4            8000
INTERCONTINENTALEXCHANGE INC  COM             45865V100       355     3162 SH        SHARED-DEFINED  1,2,3,4            3162
ARCH COAL INC                 COM             039380100      1715    75036 SH        SHARED-DEFINED  1,2,3,4           75036
APACHE CORP                   COM             037411105       609     6000 SH        SHARED-DEFINED  1,2,3,4            6000
ANADARKO PETE CORP            COM             032511107      5631    77315 SH        SHARED-DEFINED  1,2,3,4           77315
BHP BILLITON LTD              SPONSORED ADR   088606108      3489    43440 SH        SHARED-DEFINED  1,2,3,4           43440
BP PLC                        SPONSORED ADR   055622104      1760    30837 SH        SHARED-DEFINED  1,2,3,4           30837
VALE SA                       ADR             91912E105      3732   115940 SH        SHARED-DEFINED  1,2,3,4          115940
CHENIERE ENERGY INC           COM NEW         16411R208       618   200000 SH        SHARED-DEFINED  1,2,3,4          200000
CHESAPEAKE ENERGY CORP        COM             165167107      2672   113037 SH        SHARED-DEFINED  1,2,3,4          113037
ENI S P A                     SPONSORED ADR   26874R108      1753    37350 SH        SHARED-DEFINED  1,2,3,4           37350
EXXON MOBIL CORP              COM             30231G102      6111    91236 SH        SHARED-DEFINED  1,2,3,4           91236
FREEPORT-MCMORAN COPPER & GO  COM             35671D857      4706    56335 SH        SHARED-DEFINED  1,2,3,4           56335
GERDAU S A                    SPONSORED ADR   373737105      3159   193819 SH        SHARED-DEFINED  1,2,3,4          193819
HALLIBURTON CO                COM             406216101      3539   117465 SH        SHARED-DEFINED  1,2,3,4          117465
HESS CORP                     COM             42809H107      2246    35902 SH        SHARED-DEFINED  1,2,3,4           35902
MOSAIC CO                     COM             61945A107      3541    58264 SH        SHARED-DEFINED  1,2,3,4           58264
NABORS INDUSTRIES LTD         SHS             G6359F103      1763    89828 SH        SHARED-DEFINED  1,2,3,4           89828
NOBLE ENERGY INC              COM             655044105      3794    51968 SH        SHARED-DEFINED  1,2,3,4           51968
PATTERSON UTI ENERGY INC      COM             703481101      2882   206302 SH        SHARED-DEFINED  1,2,3,4          206302
PEABODY ENERGY CORP           COM             704549104      2618    57296 SH        SHARED-DEFINED  1,2,3,4           57296
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408      3329    74820 SH        SHARED-DEFINED  1,2,3,4           74820
RIO TINTO PLC                 SPONSORED ADR   767204100      4709    19893 SH        SHARED-DEFINED  1,2,3,4           19893
ROYAL DUTCH SHELL PLC         SPONS ADR A     780259206      1611    27848 SH        SHARED-DEFINED  1,2,3,4           27848
SCHLUMBERGER LTD              COM             806857108      7061   111263 SH        SHARED-DEFINED  1,2,3,4          111263
SOUTHWESTERN ENERGY CO        COM             845467109      2568    63072 SH        SHARED-DEFINED  1,2,3,4           63072
STATOIL ASA                   SPONSORED ADR   85771P102      3634   155770 SH        SHARED-DEFINED  1,2,3,4          155770
SUNCOR ENERGY INC NEW         COM             867224107      5700   175167 SH        SHARED-DEFINED  1,2,3,4          175167
TENARIS S A                   SPONSORED ADR   88031M109       859    20000 SH        SHARED-DEFINED  1,2,3,4           20000
TOTAL S A                     SPONSORED ADR   89151E109      5061    87236 SH        SHARED-DEFINED  1,2,3,4           87236
TRANSOCEAN LTD                REG SHS         H8817H100      4060    46998 SH        SHARED-DEFINED  1,2,3,4           46998
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